CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 11.6	$ 16.8
Trade receivables, net of allowance of approximately $0.4 in 2020 and $0.3 in 2019	76.3	90.0
Inventories, net	105.6	113.4
Prepaid and other current assets	56.3	51.8
Total current assets	249.8	272.0
Investments	23.8	2.2
Property, plant and equipment, net of accumulated depreciation of $222.4 in 2020 and $202.2 in 2019	545.3	468.8
Right of use assets - operating leases, net	16.1	16.9
Other assets	88.4	91.5
Deferred income taxes	13.4	8.2
Total assets	936.8	859.6
Current liabilities
Accounts payable, trade and other	43.9	83.1
Accrued customer rebates	0.3	0.0
Accrued and other liabilities	36.7	36.4
Operating lease liabilities - current	1.4	2.1
Income taxes	0.0	0.9
Total current liabilities	82.3	122.5
Long-term debt	274.6	154.6
Operating lease liabilities - long-term	14.8	15.4
Environmental liabilities	6.1	6.4
Deferred income taxes	5.6	6.7
Other long-term liabilities	17.2	10.0
Commitments and contingent liabilities (Note 15)	0.0	0.0
Liabilities	400.6	315.6
Equity
Common stock; $0.001 par value; 2 billion shares authorized; in 2018; 146,461,249 and 146,085,696 shares issued; 146,361,981 and 145,981,684 outstanding at December 31, 2020 and 2019, respectively	0.1	0.1
Capital in excess of par value of common stock	520.9	516.4
Retained earnings	60.3	76.6
Accumulated other comprehensive loss	(44.4)	(48.3)
Treasury stock, common, at cost; 99,268 and 104,012 shares at December 31, 2020 and 2019, respectively	(0.7)	(0.8)
Total equity	536.2	544.0	$ 489.6	$ 386.6
Total liabilities and equity	$ 936.8	$ 859.6